Investment Objectives and Goals - TUTTLE - RAREVIEW HUMANOID ROBOTICS ETF	Oct. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TUTTLE - RAREVIEW HUMANOID ROBOTICS ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Tuttle - Rareview Humanoid Robotics ETF (the “Fund”) seeks capital appreciation.